Significant accounting policies - Investments and Accounts and notes receivable, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant accounting policies
Impairment recorded for long-term investments	¥ 4,000	¥ 0	¥ 1,000
Allowance for doubtful accounts	¥ 201	¥ 141	¥ 0